Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Segment BankingCenter shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating industry segment | Segment	1
Number of banking centers | BankingCenter	16
Cash reserve requirement	$ 919,000	$ 846,000
Loan held for sale maximum period	3 days
Amount of other real state owned	$ 99,000	99,000
Impairment on goodwill	0	0
Advertising expenses	$ 223,000	$ 215,000	$ 168,000
Dilutive effects on earnings per share | shares	0
Operating right of use assets	$ 583,000
Operating lease liabilities	574,000
Prior Period Reclassification Adjustment Effect	$ 0
Accounting Standards Update 2016-02 [Member]
Summary Of Significant Accounting Policies [Line Items]
Operating right of use assets				$ 477,000
Operating lease liabilities				$ 469,000
Held-to-Maturity Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Total investment portfolio classified as held-to-maturity	11.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	1 day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, amounts due from banks and federal fund sold, maturity period	90 days
Buildings [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	20 years
Buildings [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	40 years
Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	3 years
Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of individual assets	10 years